STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (820,242)	$ (252,332)	$ (1,783,650)	$ (1,661,912)
Adjustments to reconcile net loss to net cash used in operating activities:
Contribution of services by officers			76,990	0
Forgiveness of Accrued Interest			15,300	0
Accretion of debt discount	0	34,533	358,367	8,633
Change in Fair Value of Derivative Liability	47,500	(10,200)	(353,500)	(13,500)
Interest Expense			309,885	0
Changes in assets and liabilities:
(Increase) decrease in other assets	(80,349)	12,695	(27,505)	82,188
(Increase) decrease in prepaid expenses	(96,149)	0
(Decrease) increase in accrued expenses and other liabilities	(391,298)	31,595	510,171	49,383
Total Adjustments	(520,296)	68,623	889,708	126,704
Net Cash Used in Operating Activities	(1,340,538)	(183,709)	(893,942)	(1,535,208)
Cash Flows from Financing Activities
Proceeds from issuance of convertible loan	0	210,000	210,000	300,000
Proceeds from issuance of common stock and warrants, net	2,247,746	0	551,497	810,000
Net Cash Provided by Financing Activities	2,247,746	210,000	761,497	1,110,000
Increase in Cash	907,208	26,291	(132,445)	(425,208)
Cash - Beginning of period	28,878	161,323	161,323	586,531
Cash - End of period	936,086	187,614	28,878	161,323
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	0	0	0	0
Cash paid for interest expense	0	0	0	0
Non-cash investing and financing transactions:
Issuance of common stock for settlement of debt			511,206	0
Reclassification of detachable warrants to derivative liability	$ 1,097,800	$ 0	$ 231,200	$ 0